Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance lease cost:
Amortization of right-of-use assets	$ 3,901	$ 1,809	$ 51
Interest on lease liabilities	3,916	1,704	7
Operating lease cost	1,263	1,741	1,151
Short-term lease cost	1,982	2,055	1,684
Variable lease cost	1,296	435	80
Total lease cost	$ 12,358	$ 7,744	$ 2,973